Sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 483,547		$ 466,558		$ 367,278
Less: Royalty contributions (see Note 2(k))	(19,946)		(18,839)		(17,733)
Revenue from sale of goods	1,147,590		810,961		801,199
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	4,238,322		4,143,228		3,975,295
Less: Royalty contributions (see Note 2(k))	(8,208)		(8,015)		(9,308)
Sociedad Minera Cerro Verde S.A.A. | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,469,843	S/ 873,977	3,219,033	S/ 891,451	3,120,448	S/ 866,703
Sociedad Minera Cerro Verde S.A.A. | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	323,073	S/ 77,472	394,809	S/ 101,617	404,115	S/ 101,368
Sociedad Minera Cerro Verde S.A.A. | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 445,406		$ 529,386		$ 450,732